Leases - Sublease income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Sublease income
Fixed					$ 709,283
Variable					4,971
Total sublease income	$ 230,235	$ 232,294	$ 444,153	$ 696,882	$ 714,254